As filed with the Securities and Exchange Commission on December 28, 2005


                            1933 Act File No. 2-62218
                           1940 Act File No. 811-2853


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                                    Pre-Effective Amendment No:              [ ]
                                    Post-Effective Amendment No: 45          [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
                                            Amendment No: 38

                          LEGG MASON CASH RESERVE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:


RICHARD M. WACHTERMAN, ESQ.                     ARTHUR C. DELIBERT, ESQ.
Legg Mason & Co., LLC                           Kirkpatrick & Lockhart Nicholson
100 Light Street                                Graham LLP
Baltimore, Maryland  21202                      1800 Massachusetts Ave., N.W.
                                                Second Floor
(Name and Address of Agent for Service)         Washington, D.C.  20036-1221



It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to Rule 485(b)
[X] on December 29, 2005 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(i)
[ ] on, pursuant to Rule 485(a)(i)
[ ] 75 days after filing pursuant to Rule 485(a)(ii)
[ ] on , pursuant to Rule 485(a)(ii)


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Cash Reserve Trust

                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                                   LEGG MASON
                               CASH RESERVE TRUST





  Investing in money market instruments for stability of principal and current income consistent with stability of principal.



                                   PROSPECTUS

                                December 31, 2005




                                [GRAPHIC OMITTED]


The shares offered by this Prospectus are subject to various fees and expenses, including distribution and service (12b-1) fees. See "Fees and Expenses of the
               Fund" on Page 5 and "Distribution Plan" on Page 6.


As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS


About the fund:


                1          Investment objective and policies
                2          Principal risks
                3          Performance
                4          Fees and expenses of the fund
                5          Distribution plan
                6          Management


About your investment:

               7           How to invest
               9           How to redeem your shares
              11           Account policies
              13           Services for investors
              14           Distributions and taxes
              15           Portfolio holdings disclosure policy
              16           Financial highlights

LEGG MASON CASH RESERVE TRUST
[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE AND POLICIES

Investment objective: The fund is a money market fund that seeks to achieve stability of principal and current income consistent with stability of principal.

Principal investment strategies:

To achieve its investment objective, the fund invests in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.

The fund complies with regulatory requirements applicable to money market funds regarding the quality, maturity, and diversification of the fund's investments.


Money market securities in which the fund invests are high-quality, short-term (i.e., maturing in 397 days or less, determined according to the rules that govern money market funds) securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. Money market securities include, but are not limited to, U.S. Government securities, commercial paper, (rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") or if unrated determined by the adviser to be of comparable quality), bank certificates of deposit, corporate bonds with short-term remaining maturities, bank time deposits, notes, and bankers' acceptances. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.


U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. There is no limit to the amount of its assets that the fund may invest in obligations that are not backed by the full faith and credit of the United States.



The fund may at times invest greater than 25% of its assets in securities representing deposits at domestic banks, U.S. branches of foreign banks, foreign branches of domestic banks and savings and loan institutions. These banks and institutions must have capital surplus and undivided profits of over $100,000,000 or the principal amount of the instruments must be insured by the Federal Deposit Insurance Corporation.

The fund's investment objective is non-fundamental and may be changed by the fund's Board of Trustees ("Board of Trustees") without shareholder approval.

[GRAPHIC OMITTED]
PRINCIPAL RISKS

In General:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the fund will always be able to do so.

Interest Rate Risk:

Debt securities are subject to interest rate risk, which is the possibility that the rates of interest income generated by the fund's fixed-income investments may decline due to a decrease in market interest rates and the market prices of the fund's fixed-income investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates increase.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. These reset provisions generally reduce the effect of market interest rates on the value of the security.

Credit Risk:


Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will decline because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not absolute guarantees as to quality. Generally, the fund is required to invest at least 95% of its total assets in the securities of issuers with the highest short-term credit rating (within which there may be sub-categories or gradations indicating relative standing), or unrated securities deemed by the adviser to be comparable in quality to a security with the highest short-term credit rating. For example, the A-1- credit rating is considered to be within the highest short-term credit rating as is the A-1 rating.


Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations such as Government National Mortgage Association participation certificates are backed by the full faith and credit of the U.S. Treasury. However, obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are not backed by the full faith and credit of the U.S. Treasury but are backed only by the credit of the government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

Other Risks:

The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk and regulatory developments relating to the banking industry. Banks may be strongly affected by the cost of short-term funds and the rate of default on consumer and business loans. The bank securities in which the fund may invest typically are not insured by the federal government.

Investments in Eurodollar certificates of deposit and other dollar-denominated foreign money market instruments also pose certain risks of investing overseas, such as unfavorable economic or political developments, imposition of taxes, payment restrictions or, in extreme cases, seizure of assets.

[GRAPHIC OMITTED]
PERFORMANCE

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year. Annual returns assume reinvestment of all distributions. Historical performance of the fund does not necessarily indicate what will happen in the future.


          Year-by-year total return as of December 31 of each year (%):

------------ ---------- ---------- --------- ---------- ---------- --------- ---------- --------- --------
1995         1996       1997       1998      1999       2000       2001      2002       2003      2004
------------ ---------- ---------- --------- ---------- ---------- --------- ---------- --------- --------
------------ ---------- ---------- --------- ---------- ---------- --------- ---------- --------- --------
5.32         4.80       4.90       4.84      4.51       5.79       3.57      1.16       0.53      0.72
------------ ---------- ---------- --------- ---------- ---------- --------- ---------- --------- --------


                       During the past ten calendar years:

-------------------------- -------------------------- --------------------------
                                 Quarter Ended               Total Return
-------------------------- -------------------------- --------------------------
-------------------------- -------------------------- --------------------------
Best quarter:                  December 31, 2000                 1.50%
-------------------------- -------------------------- --------------------------
-------------------------- -------------------------- --------------------------
Worst quarter:                   June 30, 2004                   0.11%
-------------------------- -------------------------- --------------------------


The fund's year-to-date return as of September 30, 2005 was 1.67% (not annualized). For the fund's current yield, call Legg Mason Funds Investor Services, toll-free 1-800-822-5544.

Average Annual Total Returns as of December 31, 2004:

------------------------------ -----------------------------
           1 Year                         0.72%
------------------------------ -----------------------------
------------------------------ -----------------------------
           5 Years                        2.33%
------------------------------ -----------------------------
------------------------------ -----------------------------
          10 Years                        3.60%
------------------------------ -----------------------------

[GRAPHIC OMITTED]
FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering the fund's dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees. The fund has no sales charge or redemption fee, but is subject to a 12b-1distribution and service fee.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)


---------------------------------------------- -----------------
Management Fees                                0.46%
---------------------------------------------- -----------------
---------------------------------------------- -----------------
Distribution and Service (12b-1) Fees (a)      0.10%
---------------------------------------------- -----------------
---------------------------------------------- -----------------
Other Expenses                                 0.12%
---------------------------------------------- -----------------
---------------------------------------------- -----------------
Total Annual Fund Operating Expenses           0.68%
---------------------------------------------- -----------------
---------------------------------------------- -----------------
Fee Waivers and Expense Reimbursements (b)     0.00%
---------------------------------------------- -----------------
---------------------------------------------- -----------------
Net Annual Fund Operating Expense              0.68%
---------------------------------------------- -----------------


(a) The 12b-1 fee shown in the table reflects the amount to which the Board of Trustees has currently limited payments under the fund's Distribution Plan. Pursuant to the Distribution Plan, the Board of Trustees may authorize payment of up to 0.15% of average daily net assets without shareholder approval.

(b) Beginning December 1, 2005 through December 31, 2006, the fund's manager has contractually agreed to waive fees and reimburse other expenses so that the fund's operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 0.68% of the fund's average daily net assets. The contract may only be terminated with the consent of the Board of Trustees. Pursuant to the agreement, the fund has agreed to repay the manager for waived fees and reimbursed expenses provided that payment does not cause the fund's operating expenses to exceed 0.68% of its average net asset and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.


Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.


--------------- ------------- -------------- ----------------
1 Year          3 Years       5 Years        10 Years
--------------- ------------- -------------- ----------------
--------------- ------------- -------------- ----------------
$69             $217          $379           $847
--------------- ------------- -------------- ----------------

[GRAPHIC OMITTED]
DISTRIBUTION PLAN

Distributor of the fund's shares:

Legg Mason Investor Services, LLC ("LMIS"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares.

The fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its shares and for services provided to shareholders. The fees are calculated daily and paid monthly.


Under the plan, the fund pays LMIS a fee currently limited by the Board of Trustees to 0.10% of the fund's average daily net assets and not permitted by the plan to exceed an annual rate of 0.15% of the fund's average daily net assets.


Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

LMIS may enter into agreements with other brokers to sell shares of the fund. LMIS pays these brokers up to 100% of the distribution and service fee that it receives from the fund for those sales and for services to the investors who hold the shares. LMIS may also enter into agreements with and make payments to brokers or other entities that support the distribution of fund shares or are engaged in the servicing or maintenance of shareholder accounts including, but not limited to, providing sub-accounting and recordkeeping services.

[GRAPHIC OMITTED]
MANAGEMENT

Manager and adviser:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the fund's manager. As manager, LMFA is responsible for the business affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.


LMFA has delegated certain advisory responsibilities to Western Asset Management Company ("Western Asset"), 385 East Colorado Boulevard, Pasadena, California 91101. As adviser, Western Asset is responsible for the investment management of the fund, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. Western Asset acts as adviser to investment companies and private accounts with aggregate assets of approximately $240.5 billion as of September 30, 2005.

A discussion regarding the basis for the Board of Trustees' approval of the management agreement with LMFA and the investment advisory agreement with Western Asset will be available in the fund's Semi-Annual Report to Shareholders for the period ended February 28, 2006.

For its services, the fund paid LMFA a fee of 0.46% of its average daily net assets for the fiscal year ended August 31, 2005. For the fiscal year ended August 31, 2005, LMFA paid Western Asset a fee of 0.14% of the fund's average daily net assets, which is equal to 30% of LMFA's fee.

LMFA, Western Asset and LMIS are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[GRAPHIC OMITTED]
HOW TO INVEST


The fund generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO and U.S. territories are acceptable) or for a non-resident alien.


You can open a regular, retirement or Coverdell Education Savings Account by contacting a financial adviser that has entered into an agreement with LMIS to sell shares of the fund ("Financial Adviser"). To open an account directly with the fund call LMIS Funds Investor Services Division ("FIS") at 1-800-822-5544 or visit www.leggmasonfunds.com for an account application. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $500.

Retirement accounts include traditional individual retirement accounts ("IRAs"), spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Financial Adviser to discuss which type of account might be appropriate for you. To view additional information regarding each type of account, contact your Financial Adviser or visit www.leggmasonfunds.com.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Contact your Financial Adviser or the fund with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase additional shares of the fund.

--------------------------------------------------------------------------------
                         Through Your Financial Adviser
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Your Financial Adviser can purchase shares of the fund on your behalf and provide information on other methods available to you for purchasing additional shares. Investments made through your Financial Adviser may be subject to transaction fees or other purchase conditions as set by your Financial Adviser. Your Financial Adviser may have different minimum investment requirements for investments in the fund than the minimum investment requirements described in this Prospectus. It is your Financial Adviser's responsibility to transmit your order to the fund in a timely manner. You should consult its program literature for further information.
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                             Directly With The Fund
---------------------------------------------------------------------------------------------------------------------
----------------------------- ---------------------------------------------------------------------------------------
Mail                          Mail your check, payable to Legg Mason Funds, to:
                                        Legg Mason Funds
                                        c/o Boston Financial Data Services
                                        P.O. Box 55214
                                        Boston, MA 02205-8504
----------------------------- ---------------------------------------------------------------------------------------
----------------------------- ---------------------------------------------------------------------------------------
Telephone or Wire             Call the fund at 1-800-822-5544 to arrange with your bank to transfer money directly from your checking or savings account. Wire transfers may be subject to a service charge by your bank.
----------------------------- ---------------------------------------------------------------------------------------
----------------------------- ---------------------------------------------------------------------------------------
Automatic Investments         Arrangements may be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in the fund. You may also reinvest dividends from other Legg Mason funds in the fund.
----------------------------- ---------------------------------------------------------------------------------------
----------------------------- ---------------------------------------------------------------------------------------
Future First(R)               Contact the fund to enroll in Legg Mason's Future First(R)  Systematic  Investment Plan.
Systematic Investment Plan    This plan  allows  you to  automatically  invest a specific  dollar  amount at regular intervals (minimum of $50 per month per transaction). The transfer agent will transfer money directly from your checking or savings account or another Legg Mason fund to purchase fund shares.
----------------------------- ---------------------------------------------------------------------------------------

The fund must receive your purchase order in proper form (meaning that it is complete and contains all necessary information; for example, number of shares and name of the fund).

Purchase orders received in federal funds form (i.e. federal funds wire) by the fund, on any day that the New York Stock Exchange ("Exchange") is open, will be processed as follows:

---------------------------------------- ------------------------------------- -----------------------------------
                                         Shares will be purchased at the net   Such shares will begin to earn
If the purchase order is received        asset value  next determined on the   dividends on the
---------------------------------------- ------------------------------------- -----------------------------------
---------------------------------------- ------------------------------------- -----------------------------------
before 12:00 noon, Eastern time          same day                              same day
---------------------------------------- ------------------------------------- -----------------------------------
---------------------------------------- ------------------------------------- -----------------------------------
12:00 noon or after,  but  before  4:00  same day                              next business day
p.m., Eastern time
---------------------------------------- ------------------------------------- -----------------------------------
---------------------------------------- ------------------------------------- -----------------------------------
4:00 p.m. or after, Eastern time         next business day                     next business day
---------------------------------------- ------------------------------------- -----------------------------------

If your payment is in a form other than federal funds (such as a personal check), and received before 4:00 p.m., Eastern time, your shares will be purchased and begin to accrue dividends on the next business day, on the same schedule as federal fund purchases received at 4:00 p.m. or after, Eastern time, as described in the above chart. Your payment will be converted to federal funds, a process that is usually completed on the second business day after receipt of your payment, but may take up to ten business days.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.


When you purchase shares directly from the fund and have not identified a broker-dealer that has an agreement to distribute shares of the fund, your order will be placed through LMIS, the fund's distributor, which will provide shareholder services to you and will receive any distribution and service (12b-1) fees paid by the fund. For more information regarding 12b-1 fees see the section "Distribution Plan."

[GRAPHIC OMITTED]
HOW TO REDEEM YOUR SHARES

You may use any of the following methods to redeem shares of the fund.

--------------------------------------------------------------------------------
                         Through Your Financial Adviser
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Your Financial Adviser can redeem shares of the fund on your behalf. Redemptions made through your Financial Adviser may be subject to transaction fees or other conditions as set by your Financial Adviser. You should consult its program literature for further information.
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                             Directly With The Fund
Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.
----------------------------------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
Telephone                 Call the fund at 1-800-822-5544 to request a redemption. Please have the following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                          Wire transfers may be subject to a service charge by your bank. For wire transfers, be sure that the fund has your bank account information on file.

                          Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file).
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
Internet or TeleFund      Redeem shares through the Internet at www.leggmasonfunds.com or through TeleFund at
                          1-877-6-LMFUNDS (1-877-656-3863).
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
Mail                      Send a letter to the fund requesting redemption of your shares to:

                                    Legg Mason Funds
                                    c/o Boston Financial Data Services
                                    P.O. Box 55214
                                    Boston, MA 02205-8504

                          The letter  should be signed by all of the owners of the account.  Redemption  requests for shares  valued at $10,000 or more or when the proceeds are to be paid to someone other than
                          the  accountholder(s)  may  require  a  signature  guarantee.   (See  "ACCOUNT  POLICIES  -
                          Signature Guarantee.")
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
Checkwriting              The fund offers a free checkwriting service. You may write checks to anyone in amounts of
                          $500 or more. The fund's transfer agent will redeem sufficient shares from your account to pay the checks. You will continue to earn dividends on your shares until the check clears at the transfer agent. Checkwriting cannot be used to close your account or for electronic funds transfers.
------------------------- --------------------------------------------------------------------------------------------


Fund shares will be redeemed at the next net asset value calculated after your redemption request is received in proper form (meaning that it is complete and contains all necessary information; for example, number of shares and name of the fund) by the fund. It is your Financial Adviser's responsibility to transmit your order to the fund in a timely manner.

The fund's service providers will follow reasonable procedures to ensure the validity of any telephone or Internet redemption request, such as requesting identifying information from users or employing identification numbers. The fund and its service providers will not be responsible for any account losses due to fraudulent telephone or Internet orders that they reasonably believe to be genuine.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

[GRAPHIC OMITTED]
ACCOUNT POLICIES

Calculation of Net Asset Value:

To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund seeks to maintain a share price of $1.00 per share. The fund is priced twice a day, as of 12:00 noon, Eastern time, and at the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. Like most other money market funds, the fund normally values its investments using the amortized cost method.

Signature Guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee may be required for the following situations:

o remitting redemption proceeds to any person, address or bank account not on record.
o making changes to the account registration after the account has been opened.
o transferring shares to an account in another Legg Mason fund with a different account registration.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with LMIS or its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds.

The fund will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The fund reserves the right to:

o refuse any client or reject any purchase order for shares (including exchanges) for any reason, or suspend the offering of shares permanently or for a period of time;

o    change its minimum investment amounts; and

o delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC or the Investment Company Act of 1940, as amended.

[GRAPHIC OMITTED]
SERVICES FOR INVESTORS


Below is a description of services provided to shareholders who own shares directly with the fund. You should contact your Financial Adviser to determine if it offers similar services to those listed below.


Account Statements:

The fund will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.

Systematic Withdrawal Plan:

If you are purchasing or already own shares of the fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50.

Exchange Privilege:

Fund shares may be exchanged for Primary Class shares of any other Legg Mason fund and for Consultant Class shares of The Royce Funds (except Royce TrustShares Fund), provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. If you own shares directly with the fund, you may also request an exchange through TeleFund or at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging. There is currently no fee for exchanges.

The fund reserves the right to terminate or modify the exchange privilege after 60 days' prior written notice to shareholders.

Mailing of Shareholder Communications:


If two or more members of your household are Legg Mason fund shareholders, you may elect to have all account communications for those funds combined in one convenient mailing. If you have previously elected to have your account communications combined, but wish to discontinue this service, please contact the fund by calling 1-800-822-5544 or writing to Legg Mason Funds, c/o Boston Financial Data Services, P.O. Box 55214, Boston, MA 02205-8504.

[GRAPHIC OMITTED]
DISTRIBUTIONS AND TAXES

The fund declares dividends from its net investment income daily and pays them monthly. The fund does not expect to realize any capital gain or loss; however, if the fund realizes any net short-term capital gain, the fund will pay it at least once every twelve months.

Fund distributions of any net short-term capital gain will be taxable to investors as ordinary income, whether received in cash or reinvested in additional shares of the fund. No significant part of the fund's dividends is expected to be eligible for the 15% maximum federal income tax rate on "qualified dividend income" enacted in 2003. Pursuant to the recently enacted American Jobs Creation Act of 2004, "interest-related dividends" and "short-term capital gain dividends" the fund pays to foreign investors with respect to its taxable years beginning after December 31, 2004, and before January 1, 2008, will not be subject to a 30% withholding tax that otherwise would apply to the dividends it pays thereto. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The sale or exchange of fund shares will not result in any gain or loss for you to the extent the fund maintains a stable share price of $1.00.

As required by law, the fund will withhold 28% of all taxable distributions otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number or who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.


Receiving Your Dividends:

Contact your Financial Adviser to discuss what options are available to you for receiving your dividends.

If you own shares directly with the fund the following conditions apply:

o your dividends will be automatically reinvested in additional shares of the fund, unless you elect to receive them in cash.

o if your account has a minimum balance of $10,000 you may request that your dividends be invested in shares of another eligible Legg Mason fund or Consultant Class shares of The Royce Funds (except Royce TrustShares Fund), provided these funds are available for sale in your state.

o to change your dividend election, you must notify the fund at least ten days before the next dividend is to be paid.

o if the postal or other delivery service is unable to deliver your dividend check, your election will automatically be converted to having all dividends reinvested in fund shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

[GRAPHIC OMITTED]
PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the fund's Statement of Additional Information. The fund's complete portfolio holdings are available at http://www.leggmason.com/funds/ourfunds/portfolioholdings/ approximately on the next to last business day of the month following each quarter-end, and partial information concerning the fund's portfolio holdings (such as top ten holdings) is available on the Legg Mason Funds' website, in fact sheets and other formats, approximately on the 10th business day of the month following each quarter-end. Such information will remain available until the next quarter's holdings are posted.

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all distributions. This information has been audited for the fiscal year ending 2005 by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the fund's annual report. The information for years presented prior to August 31, 2005 was audited by the fund's prior independent registered public accounting firm. The fund's annual report is available upon request by calling toll-free 1-800-822-5544.


                             Years Ended August 31,

                                        2005          2004         2003          2002            2001
------------------------------------------------------------------------------------------------------------

Net asset value,
   beginning of year                    $1.00         $1.00        $1.00         $1.00           $1.00
                                    ------------------------------------------------------------------------

Net investment income                   .018          .005          .01           .02             .05
Distributions from net
   investment income                   (.018)        (.005)        (.01)         (.02)           (.05)
                                    ------------------------------------------------------------------------
Net asset value,
   end of year                          $1.00         $1.00        $1.00         $1.00           $1.00
                                    ------------------------------------------------------------------------

Ratios/supplemental data:
   Total return                         1.82%          .49%         .69%         1.56%           4.89%
   Total expenses to average
     net assets                          .68%A         .67%         .70%          .69%            .67%
   Net expenses to average
     net assets                          .67%B         .67%         .70%          .69%            .67%
   Net investment income
     to average net assets              1.80%          .47%         .68%         1.55%           4.74%

Net assets, end of year
     (in millions)                      $2,036        $2,088        $2,331       $2,439          $2,291
-------------------------------------------------------------------------------------------------------------

A    This ratio reflects total expenses before compensating balance credits.

B    This ratio reflects expenses net of compensating balance credits.

Legg Mason Cash Reserve Trust

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about the fund and its policies. The SAI is available free of charge at the Legg Mason Funds' website listed below.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. These reports to shareholders are available free of charge at the Legg Mason Funds' website listed below.

      To request the SAI or any reports to shareholders, or to obtain more information:

                                Legg Mason Funds
                       c/o Boston Financial Data Services
                                 P.O. Box 55214
                        Boston, Massachusetts 02205-8504
                                 1-800-822-5544
                             www.leggmasonfunds.com

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-017                             Investment Company Act File Number: 811-2853

                          LEGG MASON CASH RESERVE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 31, 2005




         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the fund's Prospectus dated December 31, 2005, which has been filed with the U.S. Securities and Exchange Commission ("SEC"). The fund's financial statements, notes thereto and the report of its independent registered public accounting firm are incorporated by reference from the fund's annual report to shareholders into (and are therefore legally part of) this SAI. A copy of the Prospectus or the annual report may be obtained without charge from the fund's distributor, Legg Mason Investor Services, LLC ("LMIS"), by calling 1-800-822-5544.











                        Legg Mason Investor Services, LLC
--------------------------------------------------------------------------------


                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS

                                                                              Page

DESCRIPTION OF THE FUND                                                        1

FUND POLICIES                                                                  1

INVESTMENT STRATEGIES AND RISKS                                                3

ADDITIONAL TAX INFORMATION                                                     5

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                 6

VALUATION OF FUND SHARES                                                       8

PERFORMANCE INFORMATION                                                        12

TAX-DEFERRED QUALIFIED PLANS                                                   12

MANAGEMENT OF THE FUND                                                         13

THE FUND'S INVESTMENT ADVISER AND MANAGER                                      20

PORTFOLIO TRANSACTIONS AND BROKERAGE                                           22

THE FUND'S DISTRIBUTOR                                                         23

MASSACHUSETTS TRUST LAW                                                        25

THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT                25

THE FUND'S LEGAL COUNSEL                                                       26

THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       26

FINANCIAL STATEMENTS                                                           26

RATINGS OF SECURITIES                                                          A-1


                  No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectus and this SAI do not constitute an offering by the fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                             DESCRIPTION OF THE FUND

         Legg Mason Cash Reserve Trust ("Cash Reserve Trust" or "the fund") is a diversified open-end management investment company that was established as a Massachusetts business trust on July 24, 1978.

                                  FUND POLICIES

         The following information supplements the information concerning the fund's investment objective, policies and limitations found in the Prospectus.

         Cash Reserve Trust's investment objective, which is non-fundamental, is to seek stability of principal and current income consistent with the stability of principal. This investment objective may be changed by the fund's Board of Trustees ("Board of Trustees") without shareholder approval upon 60 days' prior written notice to shareholders.

         The fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

1. Borrowing: The fund may not borrow money, except (1) in an amount not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls.

2. Underwriting: The fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

3. Loans: The fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests.

4. Senior Securities: The fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions.

5. Real Estate: The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests.

6. Commodities: The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities.

7. Concentration: The fund may not make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, securities of municipal issuers, investments in instruments of domestic banks (such as time and demand deposits and certificates of deposit), U.S. branches of foreign banks subject to substantially similar regulation as domestic banks, and foreign branches of domestic banks whose parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments.

         Although not a part of the fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry.

         The foregoing fundamental investment limitations may be changed only by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

         The fund is diversified under the 1940 Act. Although not a part of the fund's fundamental investment restrictions, the 1940 Act currently states that a fund is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities, limited in respect of any one issuer to (1) no more than 5% of the value of the fund's total assets and (2) no more than 10% of the outstanding voting securities of such issuer. The fund may only change to non-diversified status with the affirmative vote of the fund's shareholders. The fund is also subject to the stricter diversification requirements of Rule 2a-7 under the 1940 Act.

         Unless otherwise stated, the fund's investment policies and limitations are non-fundamental and may be changed without shareholder approval. The following are some of the non-fundamental investment limitations that the fund currently observes:

1. Borrowing: The fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2. Short Sales: The fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

3. Margin Purchases: The fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) the fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

         Except with respect to the one-third limitation on borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not be considered to be outside the limitation. Cash Reserve Trust will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain required asset coverage and adequate liquidity.

         The fund did not borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its total assets during the last fiscal year and, at present, has no intent to do so.

                         INVESTMENT STRATEGIES AND RISKS

         The fund may use any of the following instruments or techniques, among others.

Bank Instruments

         The fund may invest in certificates of deposit, demand and time deposits, savings shares and bankers' acceptances, as well as Eurodollar certificates of deposit issued by foreign branches of U.S. or foreign banks.

U. S. Government Obligations

         The fund may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities may bear fixed, floating or variable rates of interest.

Variable and Floating Rate Securities

         The fund may invest in securities whose interest rates change at specified intervals so they approximately equal current market rates. These securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature that permits the fund to sell them during a determined time period at par plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The fund may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. The ability of a party to fulfill its obligations under a letter of credit or guarantee might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. Rule 2a-7 under the 1940 Act allows the fund to treat many variable and floating rate securities as having a maturity equal to the time remaining until the next interest rate reset, or until the fund can exercise a demand feature, rather than the time remaining before the principal value of the security must unconditionally be repaid.

When-Issued and Delayed Delivery Transactions

         The fund may enter into commitments to purchase short-term U.S. Government securities on a when-issued or delayed-delivery basis. When the fund purchases securities on a when-issued or delayed-delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. These transactions are made to secure what is considered to be an advantageous price and yield for the fund. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices in the interim. No fees or other expenses, other than normal transaction costs, are incurred. Liquid assets of the fund sufficient to make payment for the securities to be purchased are maintained in a segregated account with the fund's custodian until the transaction is settled. Such trades may have an effect on the fund that is similar to leverage. The seller's failure to complete a transaction may result in a loss.

Repurchase Agreements

         The fund may enter into repurchase agreements to purchase either U.S. Government obligations or high-quality debt securities from a securities dealer or bank. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. The securities are held for the fund by a custodian bank or an approved securities depository or book-entry system as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by the fund's adviser to present minimal risk of default during the term of the agreement. The fund may engage in "tri-party" repurchase agreements where an unaffiliated third party custodian also maintains accounts to hold collateral for the fund and its counterparties.

         In determining its status as a diversified fund, the fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

Reverse Repurchase Agreements

         Reverse repurchase agreements are similar to borrowing cash. In a reverse repurchase agreement the fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure such an outcome. Regardless of the reason it is entered into, a reverse repurchase agreement has a leveraging effect on the fund.

         When effecting reverse repurchase agreements, liquid assets in a dollar amount sufficient to make payment for the obligations to be purchased are maintained in a segregated account with the fund's custodian until the transaction is settled.

Foreign Securities

         The fund may invest in foreign securities that are not publicly traded in the United States. Investments in obligations of banking entities located outside the United States involve certain risks that are different from investments in securities of domestic banks. These risks may include adverse foreign economic and political developments, the imposition of foreign laws or restrictions that may adversely affect payment of principal and interest on such obligations held by the fund, and the imposition of foreign exchange controls and of withholding taxes on principal and interest payable on such obligations held by the fund. In addition, there may be less public information available about a foreign bank than is generally available about domestic banks. Furthermore, foreign banking institutions may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic banks and branches. All securities purchased by the fund will be denominated in U.S. dollars.

         In an effort to minimize these risks, the adviser will purchase foreign-issued money market instruments only from the branches of those banks that are among the largest and most highly rated in various industrialized nations. On an ongoing basis, the adviser will monitor the credit risk of such foreign banks by using third party services, which provide credit and sovereign risk analysis. Also, the adviser will not purchase obligations that it believes, at the time of purchase, will be subject to exchange controls or the interest on which will be subject to withholding taxes. Investment will be limited to obligations of bank branches located in countries where sovereign risk is considered by the adviser to be minimal; however, there can be no assurance that exchange control laws, withholding taxes or other similar laws will not become applicable to certain of the fund's investments.

Restricted and Illiquid Securities

         The fund may invest up to 10% of its net assets in illiquid securities (securities which cannot be sold or otherwise disposed of within seven days at approximately the price at which the fund carries them). Illiquid securities may be difficult to value, and the fund may have difficulty selling such securities promptly. Repurchase agreements maturing in more than seven days are considered illiquid.

         Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. Although restricted securities traditionally were considered illiquid, the adviser, acting pursuant to guidelines established by the fund's Board of Trustees, may determine that certain restricted securities are liquid.


Asset-Backed Securities

     Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Asset-backed securities are subject to the risk of prepayment. There is also a risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities.

     Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.


                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state or local taxes that may apply to them.

         To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss, if any, all determined without regard to any deduction for dividends paid) and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and that does not represent more than 10% of the issuer's outstanding voting securities and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income, except for the part of those dividends that is "qualified dividend income," which is subject to a maximum federal income tax rate of 15%) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and any capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange ("Exchange") is open for business. The procedure for purchasing shares of the fund is explained in the Prospectus under "How to Invest."

         If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Conversion to Federal Funds

         If your payment is in a form other than federal funds (such as a personal check), your payment will be converted to federal funds. LMIS or Boston Financial Data Services ("BFDS"), the fund's transfer agent and dividend disbursing agent, will act as agent in depositing the check and converting it to federal funds, normally within two to ten business days of receipt of the check.

Redemption In-Kind

         The fund reserves the right, under certain conditions, to honor any request for a redemption, or combination of requests from the same shareholder in any 90-day period, totaling at least $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem "in-kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the shareholders as a whole. A redemption in-kind may be considered the sale of securities by the fund to the party receiving the securities. Redemptions in-kind will not be done with LMIS or other affiliated persons of the fund except as permitted by SEC rules or orders, or other interpretive guidance from regulators.

Future First(R) Systematic Investment Plan and Transfer of Funds from Financial Institutions


         The Future First(R) Systematic Investment Plan ("Future First") and the transfer of funds from financial institutions are services available to those shareholders who own shares directly with the fund. You should contact your financial adviser to determine if it offers similar services.

         Under Future First you may arrange for automatic monthly investments of $50 or more by authorizing BFDS to transfer funds each month from your checking/savings account, or another Legg Mason fund to be used to buy additional shares of the fund. The fund will send you an account statement monthly. The transfer will also be reflected on your regular checking account statement. You may terminate Future First at any time without charge or penalty.


         You may also buy additional shares of the fund through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly from your checking/savings account for investment in shares of the fund.

Systematic Withdrawal Plan


         The Systematic Withdrawal Plan is available to those shareholders who own shares directly with the fund. You should contact your financial adviser to determine if it offers a similar service.

     All Legg Mason funds are eligible for the Systematic Withdrawal Plan. Any regular account with a net asset value of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. There are two ways to receive payment of proceeds for fund shares redeemed through the Systematic Withdrawal
Plan: (1) Check mailed by the fund's transfer agent - fund shares will be redeemed on the 25th of each month or the next business day and a check for the proceeds will be mailed within three business days; or (2) ACH to checking or savings account - fund shares can be redeemed on any business day of the month and the proceeds will be credited to the checking or savings account in approximately two business days. Redemptions will be made at the net asset value per share determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the previous day the Exchange was open. You may change the monthly amount to be paid to you without charge by notifying the fund. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty, by contacting Legg Mason Funds Investor Services. The fund, its transfer agent, and LMIS also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time. The fund, its transfer agent and LMIS will not be held liable for any delay in the distribution of payments made through the Systematic Withdrawal Plan.


         Withdrawal payments are treated as a sale of shares rather than as a dividend. If the periodic withdrawals exceed reinvested dividends, the amount of your original investment may be correspondingly reduced.


         The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under Future First.


Legg Mason Funds Premier Account

         The Legg Mason Funds Premier Account ("Premier Account") and its services are free to Legg Mason Funds Investor Services clients with fund shares valued at $50,000 or more. Clients with fund shares valued at $10,000 - $49,999 may be eligible for a Premier Account with an annual fee of $50. Fees may be waived in certain circumstances. Premier Account clients will receive personalized guidance from their dedicated Legg Mason Funds Investor Services Representative, access to the Legg Mason Funds Core Four Asset Allocation system, hypothetical investment scenarios, portfolio analysis, interaction with high-level Funds personnel, and more. The Premier Account is also intended to provide easy access to your Legg Mason funds assets. For additional information about this account, contact Legg Mason Funds Investor Services at 1-800-822-5544.

Other Information Regarding Redemptions

         The fund reserves the right to modify or terminate the check, wire, telephone or Internet redemption services described in the Prospectus and this SAI at any time.


         You may request the fund's checkwriting service by completing a Funds Checkwriting Services request form and sending it to Legg Mason Funds, c/o Boston Financial Data Services, P.O. Box 55214, Boston, Massachusetts 02205-8504. State Street Bank and Trust Company ("State Street"), the fund's custodian, will supply you with checks which can be drawn on an account of the fund maintained with State Street. When honoring a check presented for payment, the fund will cause State Street to redeem exactly enough full and fractional shares from your account to cover the amount of the check.


         Check redemption is subject to State Street's rules and regulations governing checking accounts. Checks printed for the checking account cannot be used for electronic funds transfer arrangements with third parties. In addition, checks cannot be used to close a fund account because when the check is written you will not know the exact total value of the account, including accrued dividends, on the day the check clears. Persons who obtained certificates for their shares may not use the checkwriting service.

         The date of a payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor, except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Although the fund may elect to redeem any shareholder account with a current value of less than $500, the fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.


Transferring Legg Mason Fund Shares to Another Securities Dealer or Other Financial Intermediary

         You may transfer fund shares only to another securities dealer or other financial intermediary that has entered into an agreement with the distributor or one of its affiliates with respect to the particular fund. Some dealers and intermediaries may have agreements with LMIS or one of its affiliates with respect to some funds and not others. Depending on the dealer or intermediary to which you transfer the shares, certain shareholder services may not be available for the transferred shares. After the transfer, you may purchase additional fund shares. All future trading of particular fund shares, including exchanges, is subject to the rules of the dealer or intermediary and its continued agreement with the distributor that permits such trading.

         You should contact your securities dealer, financial intermediary or the fund for further information on transferring fund shares.


                            VALUATION OF FUND SHARES

         The fund attempts to stabilize the value of a share at $1.00. Net asset value will not be calculated on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         USE OF THE AMORTIZED COST METHOD. The Board of Trustees has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accretion of discount, rather than at current market value. The Board of Trustees periodically assesses the appropriateness of this method of valuation.

         The fund's use of the amortized cost method depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the Board of Trustees must establish procedures reasonably designed to stabilize the net asset value at $1.00 per share, as computed for purposes of distribution and redemption, taking into account current market conditions and the fund's investment objective.


         MONITORING PROCEDURES. The fund's procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. If there is a difference of more than 0.5% between the two values, the Board of Trustees will take steps it considers appropriate (such as shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other potentially unfair results arising from differences between the two methods of determining net asset value.

         INVESTMENT RESTRICTIONS. Rule 2a-7 requires the fund, if it wishes to value its assets at amortized cost, to limit its investments to instruments that: (i) in the opinion of the adviser, present minimal credit risk and (ii)
(a) are rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") (or one, if only one NRSRO has rated the security) or (b) if unrated, are determined by the adviser to be of comparable quality to a security having the rating described in
(a), all pursuant to procedures determined by the Board of Trustees ("Eligible Securities"). Securities that were long-term when issued, but have 397 days or less remaining to maturity, and that lack an appropriate short-term rating, may be eligible if they are comparable in priority and security to a rated short-term security, unless the former security has a long-term rating below A.

         The fund may invest no more than 5% of its total assets in securities that are Eligible Securities but have not been rated in the highest short-term ratings category by at least two NRSROs (or by one NRSRO, if only one NRSRO has assigned the obligation a short-term rating) or, if the obligations are unrated, determined by the adviser to be of comparable quality ("Second Tier Securities"). In addition, the fund will not invest more than 1% of its total assets or $1 million (whichever is greater) in the Second Tier Securities of a single issuer.

         Rule 2a-7 requires the fund to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value of $1.00 per share and, in any event, of not more than 90 days. In addition, under the Rule, no instrument with a remaining maturity (as defined in the Rule) of more than 397 days can be purchased by the fund, except that the fund may hold securities with remaining maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. Certain variable and floating rate securities in which the fund invests may have a remaining maturity of more than 397 days. However, pursuant to regulations of the SEC, the fund is permitted to treat these securities as having a maturity of no more than 397 days, based on the times at which the interest rates of these securities are reset and/or the fund is permitted to redeem on demand.

         Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         The fund usually holds portfolio securities to maturity and realizes par, unless the adviser determines that sale or other disposition is appropriate in light of the fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

         In periods of declining interest rates, the indicated daily yield on shares of the fund, which is computed by dividing the annualized daily income on the fund's investment portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

         In periods of rising interest rates, the indicated daily yield on shares of the fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


Disclosure of Portfolio Holdings

          The Board of Trustees has adopted the following policy with respect to the disclosure of the fund's portfolio holdings. The Board of Trustees believes the policy is in the best interests of the fund and its shareholders and that it strikes an appropriate balance between the desire of investors for information about the fund's portfolio holdings and the need to protect the fund from potentially harmful disclosures. The extent of these disclosures and when they will be made was reviewed and approved by the Board of Trustees upon the recommendations of the adviser. The Board of Trustees will be provided with reports regarding any determinations made by the Chief Legal Officer pursuant to the policy and any other material issues arising under the policy and can exercise oversight over the operation of the policy.

          POLICY. Except as described below, no portfolio holdings information of the fund shall be provided to any individual, investor, or other person or entity unless specifically authorized by the Chief Legal Officer or a person authorized by the Chief Legal Officer.


          PUBLIC DISCLOSURE OF PORTFOLIO HOLDINGS. The fund distributes complete portfolio holdings information to its shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Legg Mason Funds' website at www.leggmasonfunds.com. Additionally, complete portfolio holdings information is filed with the SEC on Form N-Q for the first and third quarters of the fund's fiscal year. Each of the fund's reports and its Form N-Q filings are available at the website of the SEC at http://www.sec.gov.

         Complete portfolio holdings information as of quarter-end may be disclosed no sooner than the last business day of the month following such quarter-end, provided that such information has been made available to the public through postings on the Legg Mason Funds' website at least one day previously.

         Partial information concerning the fund's portfolio holdings (such as top ten holdings) may be provided to shareholders and other persons in fact sheets and other formats on a monthly or quarterly basis no sooner than 11 business days after quarter or month end, provided that such information has been made available to the public through postings on the Legg Mason Funds' website at least one day previously.

         Complete or partial portfolio holdings information may be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, provided that such information is based only on the latest portfolio holdings information publicly available in accordance with the fund's policy.

         NON-PUBLIC DISSEMINATION OF PORTFOLIO HOLDINGS INFORMATION. From time to time, portfolio holdings that are not publicly available may be required by third parties in order to perform various services for the fund. Such entities may be provided with information more current than the latest publicly-available portfolio holdings only if the Chief Legal Officer determines that 1) more current information is necessary in order for the third party to complete its task, 2) the fund has a legitimate need for disclosing the information, and 3) the third party has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s), and not to trade securities on the basis of the information. No consideration may be received by any party for providing non-public portfolio holdings information to any third party, except consideration received by the fund in connection with the services being provided to it by the third party which receives the non-public information. The adviser and its affiliates shall not be deemed to have received consideration solely by the fact that services provided to the fund may result in sales of fund shares.

         At the present time the fund has ongoing arrangements with the following parties to provide them with non-public portfolio holdings information:

         Service Providers:

         State Street Bank and Trust Company - Information is provided daily with no time lag.

         PricewaterhouseCoopers LLP - Information is provided as needed with no time lag.

         Kirkpatrick & Lockhart Nicholson Graham LLP - Information is provided with Board of Trustees materials approximately four to six weeks after quarter-end and may be provided at other times as needed with no time lag.

         Other Third Parties:

         Lipper Analytical Services Corporation - Information is provided quarterly with a time lag of five business days.

         In all cases the party receiving the information has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

         Additionally, the fund may occasionally reveal certain of its current portfolio holdings information to broker-dealers in connection with that broker-dealer executing securities transactions on behalf of the fund. In such a case, the fund does not enter into a formal confidentiality agreement with the broker-dealer but relies on the broker-dealer's obligations based on statutes, rules, and fiduciary obligations, not to trade based on the information or otherwise use it improperly. The fund would not continue to conduct business with a broker-dealer whom the adviser believed was misusing the disclosed information.

         The Board of Trustees, officers, and certain LMIS employees, including funds accounting, legal, compliance, marketing, administrative personnel and members of certain LMIS committees or groups, have access to the fund's portfolio holdings information prior to the time it is made public. All such persons are subject to a Code of Ethics that requires that portfolio holdings information be kept confidential and that they not trade securities on the basis of such information.

         The fund may also provide certain information (other than complete portfolio holdings) as set forth in paragraphs 1 and 2 below that is related to the fund's portfolio holdings or derived from the fund's portfolio holdings to individual and institutional shareholders, prospective shareholders, intermediaries working on behalf of these persons (including consultants and fiduciaries of 401(k) plans), and the media even if the information has not been made publicly available on the Legg Mason Funds website or in other published form, so long as the Chief Legal Officer determines that the fund has a legitimate business purpose for disclosing the information and the dissemination cannot reasonably give the recipient an advantage in trading fund shares or in any other way harm the fund or its shareholders.

1. A small number of portfolio holdings (including information that the fund no longer holds a particular security). However, information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the fund or is contrary to applicable law. In this respect, information about intended or ongoing transactions may not be released. However, such disclosure may not be made pursuant to ongoing arrangements with third parties to make such information available.

2. General information about the portfolio holdings that cannot be used to determine the fund's portfolio holdings or any portion thereof. This would include such characteristics of the fund as portfolio volatility, median capitalization, percentages of international and domestic securities, sector allocations, yields, performance attribution, types of bonds, term structure exposure, bond maturities, and duration.

         The Chief Legal Officer may authorize another person to make the determinations required under this policy. If consistent with the best interests of the fund and its shareholders, such determinations (whether made by the Chief Legal Officer or his/her designee) do not necessarily need to be made each time the information is disclosed. For example, such determinations may be made with respect to general categories or information or a particular type of information disclosed to a particular third party or category of third party.

                             PERFORMANCE INFORMATION

         HOW THE FUND'S YIELD IS CALCULATED. The current annualized yield for the fund is based on a seven-day period and is computed by determining the net change in the value of a hypothetical account in the fund. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the fund may use a compound effective annualized yield quotation which is calculated, as prescribed by SEC regulations, by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

         The 7-day yield of the fund calculated under the above-described method for the month ending October 31, 2005 was 3.14%.

         The fund's yield may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current yield does not provide a basis for determining future yields. The fund's performance data quoted in advertising and other promotional materials represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate.

                          TAX-DEFERRED QUALIFIED PLANS

         Investors may invest in shares of the fund through IRAs, simplified employee pension plans ("SEPs"), savings incentive match plans for employees

("SIMPLES"), other qualified retirement plans and Coverdell ESAs (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to those beneficiaries (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your financial adviser for further information with respect to these plans.

Individual Retirement Account - IRA

         TRADITIONAL IRA. Certain shareholders who receive compensation, including earnings from self-employment, may establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse's combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

         ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain "modified adjusted gross income" (MAGI) limitations. Under certain circumstances, a traditional IRA may be converted to a Roth IRA; these conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to conversions of a traditional IRA, the conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Simplified Employee Pension Plan - SEP

         LMIS makes available to corporate and other employers a SEP for investment in the fund.

Savings Incentive Match Plan for Employees - SIMPLE


         An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE, either as a separate IRA or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee's salary or a 2% non-elective contribution.


Coverdell Education Savings Account - Coverdell ESA

         A Coverdell ESA provides a vehicle for saving for a child's education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA, subject to certain annual limits on contributions. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

         For further information regarding any of the above-qualified plans, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

Withholding

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified retirement plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

                             MANAGEMENT OF THE FUND

         Under applicable law, the Board of Trustees is responsible for management of the fund and provides broad supervision over its affairs. The fund's officers manage the day-to-day operations of the fund under the Board's general direction.

         The standing committees of the Board of Trustees include an Audit Committee, a Nominating Committee and an Independent Trustees Committee. All trustees who are not "interested persons" of the fund, as defined in the 1940 Act, are members of all three committees.


         The Audit Committee meets at least twice a year with the fund's independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the fund, the auditor's assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, the results of the audit and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as trustees, to fill vacancies on the Board of Trustees, and to evaluate the performance of trustees. The selection and nomination of candidates to serve as independent trustees to the fund is committed to the discretion of the fund's current trustees who are not interested persons of the fund ("Independent Trustees"). The Independent Trustees Committee considers matters related to fund operations and oversees issues related to the independent trustees. During the last fiscal year, the Audit Committee met three times, the Nominating Committee met one time and the Independent Trustees Committee met five times.


         The table below provides information about the fund's trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. Shareholders may forward recommendations to the Fund Secretary at the above address.


----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
                                                  Term of               Number of                                Principal
                                                  Office and               Funds                               Occupation(s)
                                 Position(s)      Length of              in Fund               Other          During the Past
                                  Held With        Time    )              Complex          Directorships           Five
   Name and Year of Birth          the Fund       Served (1)              Overseen             Held                Years
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
--------------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
Hearn, Ruby P.                Trustee             Since 2004         Director/           None               Senior Vice
1940                                                                 Trustee of all                         President Emerita
                                                                     Legg Mason funds                       of The Robert Wood
                                                                     consisting of 23                       Johnson Foundation
                                                                     portfolios.                            since 2001.
                                                                                                            Formerly:  Senior
                                                                                                            Vice President of
                                                                                                            The Robert Wood
                                                                                                            Johnson Foundation
                                                                                                            (1996-2001).
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
Lehman, Arnold L.             Trustee             Since 1988         Director/           None               Director of The

                                                        14


1944                                                                 Trustee of all                         Brooklyn Museum of
                                                                     Legg Mason funds                       Art since 1997;
                                                                     consisting of 23                       Trustee of
                                                                     portfolios.                            American
                                                                                                            Federation of Arts
                                                                                                            since 1998.
                                                                                                            Formerly: Director
                                                                                                            of The Baltimore
                                                                                                            Museum of Art
                                                                                                            (1979-1997).
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
Masters, Robin J.W.           Trustee             Since 2002         Director/           Chairman of the    Retired.  Director
1955                                                                 Trustee of all      Board of           of Bermuda
                                                                     Legg Mason funds    Directors of       SMARTRISK
                                                                     consisting of 23    Cap-a-Laige Ltd.   (non-profit) since
                                                                     portfolios.         (management        2001.  Formerly:
                                                                                         company for        Chief Investment
                                                                                         charitable         Officer of ACE
                                                                                         trust); Director   Limited
                                                                                         of Cheyne          (insurance)
                                                                                         Capital            (1986-2000).
                                                                                         International
                                                                                         Limited
                                                                                         (investment
                                                                                         advisory firm);
                                                                                         Director of
                                                                                         Cheyne Property
                                                                                         Holdings Limited
                                                                                         (real estate).
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
McGovern, Jill E.             Trustee             Since 1989         Director/           None               Chief Executive
1944                                                                 Trustee of all                         Officer of The
                                                                     Legg Mason funds                       Marrow Foundation
                                                                     consisting of 23                       since 1993.
                                                                     portfolios.                            Formerly:
                                                                                                            Executive Director
                                                                                                            of the Baltimore
                                                                                                            International Festival
                                                                                                            (1991 - 1993); Senior
                                                                                                            Assistant to the
                                                                                                            President of The
                                                                                                            Johns Hopkins University
                                                                                                            (1986-1990).
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
Mehlman, Arthur S.            Trustee             Since 2002         Director/           Trustee of the     Retired.
1942                                                                 Trustee of all      Royce Family of    Formerly:
                                                                     Legg Mason funds    Funds consisting   Partner, KPMG LLP
                                                                     consisting of 23    of 23              (international
                                                                     portfolios.         portfolios;        accounting firm)
                                                                                         Director of        (1972-2002).
                                                                                         Municipal
                                                                                         Mortgage &

                                                        15


                                                                                         Equity, LLC.
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
O'Brien, G. Peter             Trustee             Since 1999         Director/           Trustee of the     Retired. Trustee
1945                                                                 Trustee of all      Royce Family of    of Colgate
                                                                     Legg Mason funds    Funds consisting   University;
                                                                     consisting of 23    of 23              President of Hill
                                                                     portfolios.         portfolios;        House, Inc.
                                                                                         Director of        (residential home
                                                                                         Renaissance        care).  Formerly:
                                                                                         Capital            Managing Director,
                                                                                         Greenwich Funds;   Equity Capital
                                                                                         Director of        Markets Group of
                                                                                         Technology         Merrill Lynch &
                                                                                         Investment         Co. (1971-1999).
                                                                                         Capital Corp.
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
Rowan, S. Ford                Trustee             Since 2002         Director/           None               Consultant, Rowan
1943                                                                 Trustee of all                         & Blewitt Inc.
                                                                     Legg Mason funds                       (management
                                                                     consisting of 23                       consulting);
                                                                     portfolios.                            Chairman, National
                                                                                                            Center for Critical
                                                                                                            Incident Analysis,
                                                                                                            National Defense
                                                                                                            University, since 2004;
                                                                                                            Director of Santa Fe
                                                                                                            Institute (scientific
                                                                                                            research institute)
                                                                                                            since 1999.
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
Tarola, Robert M.             Trustee             Since 2004         Director/           None               Senior Vice
1950                                                                 Trustee of all                         President and
                                                                     Legg Mason funds                       Chief Financial
                                                                     consisting of 23                       Officer of W. R.
                                                                     portfolios.                            Grace & Co.
                                                                                                            (specialty chemicals)
                                                                                                            since 1999.
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
--------------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
Curley Jr., John F.           Chairman and        Since 1988         Chairman and        None               Chairman of the
1939                          Trustee                                Director/                              Board of all Legg
                                                                     Trustee of all                         Mason Funds.
                                                                     Legg Mason funds                       Formerly:  Vice
                                                                     consisting of 23                       Chairman and
                                                                     portfolios.                            Director of Legg
                                                                                                            Mason, Inc. and
                                                                                                            Legg Mason Wood
                                                                                                            Walker,
                                                                                                            Incorporated
                                                                                                            (1982-1998);
                                                                                                            Director of Legg
                                                                                                            Mason Fund
                                                                                                            Adviser, Inc.
                                                                                                            (1982-1998) and
                                                                                                            Western Asset
                                                                                                            Management Company

                                                        16


                                                                                                            (1986-1998) (each
                                                                                                            a registered
                                                                                                            investment adviser).
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
Fetting, Mark R.              President and       President since    President and       Trustee of the     Senior Executive
1954                          Trustee             2001 and Trustee   Director/           Royce Family of    Vice President of
                                                  since 2002         Trustee of all      Funds consisting   Legg Mason, Inc.;
                                                                     Legg Mason funds    of 23 portfolios.  Director and/or
                                                                     consisting of 23                       officer of various
                                                                     portfolios.                            Legg Mason, Inc.
                                                                                                            affiliates since
                                                                                                            2000.  Formerly:
                                                                                                            Division President
                                                                                                            and Senior Officer
                                                                                                            of Prudential
                                                                                                            Financial Group,
                                                                                                            Inc. and related
                                                                                                            companies, including
                                                                                                            fund boards and
                                                                                                            consulting services to
                                                                                                            subsidiary
                                                                                                            companies (1991 - 2000);
                                                                                                            Partner, Greenwich
                                                                                                            Associates; Vice
                                                                                                            President, T. Rowe
                                                                                                            Price Group, Inc.
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
--------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
--------------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
Karpinski, Marie K.           Vice President      Since 1985         Vice President      None               Vice President and
1949                          and Treasurer                          and Treasurer of                       Treasurer of all
                                                                     all Legg Mason                         Legg Mason Funds.
                                                                     funds consisting                       Vice President and
                                                                     of 23 portfolios.                      Treasurer of Legg
                                                                                                            Mason Fund
                                                                                                            Adviser, Inc. and
                                                                                                            Western Asset
                                                                                                            Funds, Inc.;
                                                                                                            Treasurer and
                                                                                                            Principal
                                                                                                            Financial and
                                                                                                            Accounting Officer
                                                                                                            of Western Asset
                                                                                                            Income Fund,
                                                                                                            Western Asset
                                                                                                            Premier Bond Fund,
                                                                                                            Western
                                                                                                            Asset/Claymore
                                                                                                            U.S. Treasury
                                                                                                            Inflation
                                                                                                            Protected
                                                                                                            Securities Fund,
                                                                                                            and Western
                                                                                                            Asset/Claymore

                                                        17


                                                                                                            U.S. Treasury
                                                                                                            Inflation
                                                                                                            Protected
                                                                                                            Securities Fund 2.
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
Merz, Gregory T.              Vice President      Since 2003         Vice President      None               Vice President and
1958                          and Chief Legal                        and Chief Legal                        Deputy General
                              Officer                                Officer of all                         Counsel of Legg
                                                                     Legg Mason funds                       Mason, Inc. since
                                                                     consisting of 23                       2003.  Formerly:
                                                                     portfolios.                            Associate General
                                                                                                            Counsel, Fidelity
                                                                                                            Investments
                                                                                                            (1993-2002).
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------
Olmert, Amy M.                Vice President      Since 2004         Vice President      None               Senior Vice
1963                          and Chief                              and Chief                              President of Legg
                              Compliance                             Compliance                             Mason, Inc. since
                              Officer                                Officer of all                         2004.  Chief
                                                                     Legg Mason funds                       Compliance Officer
                                                                     consisting of 23                       of Western Asset
                                                                     portfolios.                            Funds, Inc.,
                                                                                                            Western Asset
                                                                                                            Income Fund,
                                                                                                            Western Asset
                                                                                                            Premier Bond Fund,
                                                                                                            Western
                                                                                                            Asset/Claymore
                                                                                                            U.S. Treasury
                                                                                                            Inflation
                                                                                                            Protected
                                                                                                            Securities Fund,
                                                                                                            and Western
                                                                                                            Asset/Claymore
                                                                                                            U.S. Treasury
                                                                                                            Inflation
                                                                                                            Protected
                                                                                                            Securities Fund 2
                                                                                                            since 2004.
                                                                                                            Formerly:
                                                                                                            Managing Director,
                                                                                                            Deutsche Asset
                                                                                                            Management
                                                                                                            (1997-2004).
----------------------------- ------------------- ------------------ ------------------- ------------------ --------------------


(1) Officers of the Trust are elected annually to serve until their successors are elected and qualified. Trustees of the fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

         Mr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the fund on the basis of their employment with the fund's adviser or its affiliated entities (including the fund's principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

         The following table shows each trustee's ownership of shares of the fund and of all the Legg Mason Funds served by the trustee as of December 31, 2004:

                                                                                       Aggregate Dollar Range
                                         Dollar Range of Equity Securities in             of Shares in the
                                                      Legg Mason                          Legg Mason Funds
Name of Trustee                                   Cash Reserve Trust                      Owned by Trustee
---------------                                   ------------------                      ----------------
INDEPENDENT TRUSTEES:
---------------------
Hearn, Ruby P.                                           None                            $10,000 - $50,000
Lehman, Arnold L.                                 $10,000 - $50,000                        Over $100,000
Masters, Robin J.W.                                      None                            $50,001 - $100,000

                                                18


McGovern, Jill E.                                 $10,001 - $50,000                        Over $100,000
Mehlman, Arthur S.                                       None                            $50,001 - $100,000
O'Brien, G. Peter                                    $1 - $10,000                          Over $100,000
Rowan, S. Ford                                       $1 - $10,000                          Over $100,000
Tarola, Robert M.                                   Over $100,000                          Over $100,000
INTERESTED TRUSTEES:
--------------------
Curley, John F., Jr.                                 $1 - $10,000                          Over $100,000
Fetting, Mark R.                                    Over $100,000                          Over $100,000

          The following table provides certain information relating to the compensation of the fund's trustees. None of the Legg Mason Funds has any retirement plan for its trustees. However, each trustee may participate in a deferred compensation plan as discussed below.

                                                                                  Total Compensation from Fund and
                                                  Aggregate Compensation                    Fund Complex
        Name of Person and Position                     From Fund*                       Paid to Trustees**

INDEPENDENT TRUSTEES:
Hearn, Ruby P.  - Trustee                                 $6,488                               $36,250
Lehman, Arnold L. - Trustee                               $7,567                               $85,000
Masters, Robin J.W. - Trustee                             $6,675                               $71,250
McGovern, Jill E.  - Trustee                              $6,685                               $75,000
Mehlman, Arthur S. - Trustee ***                          $7,171                              $133,221
O'Brien, G. Peter  - Trustee***                           $5,435                              $149,350
Rowan, S. Ford - Trustee                                  $6,488                               $67,500
Tarola, Robert M. - Trustee                               $6,488                               $36,250

INTERESTED TRUSTEES:
Curley, John F., Jr.  -                                    None                                 None
Chairman of the Board and Trustee
Fetting, Mark R. - Trustee                                 None                                 None

* Represents compensation paid to the trustees for the fiscal year ended August 31, 2005.

** Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2004. There are 12 open-end investment companies in the Legg Mason Funds, consisting of 23 portfolios.

*** The total compensation paid to Messrs. Mehlman and O'Brien reflects compensation paid by The Royce Funds, consisting of 23 portfolios, in addition to that paid by the Legg Mason Funds.

         Officers and trustees who are interested persons of the fund, as defined in the 1940 Act, receive no salary or fees from the fund. For serving as a director/trustee of all of the Legg Mason mutual funds, each Independent Trustee receives an annual retainer of $30,000 and a fee of $7,500 for each quarterly meeting he or she attends. The Lead Independent Trustee receives $10,000 per year and the Chair of the Nominating Committee receives $2,500 per year in additional compensation for their additional time commitment. In addition, the Chair and Deputy Chair of the Audit Committee receive $5,000 and $2,500 per year, respectively, for their additional time commitments. Independent Trustees will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in-person or by telephone, respectively. These fees are allocated to each Legg Mason fund based on average net assets as of December 31 of the previous year. Individual trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for each Legg Mason fund. The Legg Mason Funds continue to reimburse Independent Trustees for their travel and other out-of-pocket expenses related to their attendance of Board meetings.


         On November 30, 2005, the trustees and officers of the fund beneficially owned in the aggregate less than 1% of the fund's outstanding shares.

         On November 30, 2005, no entities were known by the fund to own of record or beneficially 5% or more of the fund's outstanding shares.


                    THE FUND'S INVESTMENT ADVISER AND MANAGER

     Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, 100 Light Street, Baltimore, Maryland 21202, is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of LMIS. LMFA serves as manager to the fund under a management agreement between the fund and LMFA ("Management Agreement").

         The Management Agreement provides that, subject to the overall direction by the Board of Trustees, LMFA will manage the investment and other affairs of the fund. Under the Management Agreement, LMFA is responsible for managing the fund's securities and for making purchases and sales of securities consistent with the 1940 Act, the Code and the investment objectives and policies described in the fund's Prospectus and this SAI.

         LMFA is obligated to furnish the fund with office space and certain administrative services, as well as executive and other personnel necessary for the operation of the fund. LMFA and its affiliates also are responsible for the compensation of trustees and officers of the fund who are employees of LMFA and/or its affiliates.

         LMFA has delegated the portfolio management functions for the fund to the adviser, Western Asset Management Company ("Adviser"). The Adviser, 385 East Colorado Boulevard, Pasadena, CA 91101, an affiliate of LMIS, serves as investment adviser to the fund pursuant to an Investment Advisory Agreement ("Advisory Agreement"), between the Adviser and LMFA.

Board Consideration of the Management and Advisory Agreements

         At its November 2004 meeting, the Board of Trustees, including all of the Independent Trustees, approved the continuation of the Management Agreement between LMFA and Cash Reserve Trust and the Investment Advisory Agreement between LMFA and the Adviser (each an "Agreement"). In voting to approve the continuation of each Agreement, the Board considered whether continuance would be in the best interests of Cash Reserve Trust and its shareholders, an evaluation largely based on the nature and quality of the services provided under each Agreement and the overall fairness of each Agreement to Cash Reserve Trust. In considering each Agreement, the Board did not identify any single factor or information as all important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that the continuation of each Agreement is in the best interests of Cash Reserve Trust and its shareholders.

         Prior to the Board action, the Independent Trustees met as a committee to consider its recommendation as to continuance of each Agreement. As part of the process to consider each Agreement, legal counsel to Cash Reserve Trust on behalf of the Independent Trustees requested certain information from LMFA and the Adviser, and in response, LMFA and the Adviser provided extensive reports that addressed specific factors designed to inform the Board's consideration of each Agreement. Counsel also provided the Independent Trustees and the Board with a memorandum detailing their responsibilities pertaining to the continuance of each Agreement.

         With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of LMFA's and the Adviser's personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Adviser's investment process. In assessing performance, the Board compared Cash Reserve Trust's returns to those of appropriate Lipper category averages and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered Cash Reserve Trust's performance in the context of the risk undertaken by the portfolio manager. Finally, the Board considered the level of service provided by LMFA to Cash Reserve Trust shareholders.

     The Board considered the Adviser's procedures for executing portfolio transactions for Cash Reserve Trust and the Adviser's report on the quality of its trade executions on behalf of Cash Reserve Trust. The Board also reviewed the Adviser's report on its policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers.

         In determining whether the terms of each Agreement are reasonable and fair, the Board considered the terms and fee structure of each Agreement. In that connection, the Board considered the costs to LMFA and the Adviser in providing services to Cash Reserve Trust and profitability for LMFA, the Adviser and their affiliates from their overall association with Cash Reserve Trust. The Board reviewed information about the advisory fee schedule and overall expense ratio of Cash Reserve Trust and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by LMFA and the Adviser in providing services to Cash Reserve Trust were shared with Cash Reserve Trust, the Board further noted that Cash Reserve Trust's advisory fee structure provides for a reduction of the effective fee rate as asset levels increase. The Board also compared Cash Reserve Trust's advisory fee schedule to the advisory fees charged by LMFA and the Adviser to their other accounts. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of LMFA and the Adviser to Cash Reserve Trust and to other accounts. Finally, the Board considered the benefits accruing to LMFA, the Adviser and their affiliates by virtue of their relationship to Cash Reserve Trust.

         In addition to the November meeting at which each Agreement was reviewed, the Board meets at least another three times per year in order to oversee Cash Reserve Trust, including meetings at which the portfolio manager of Cash Reserve Trust or others submit or make presentations and discuss performance, compliance and other applicable issues. The Board also draws upon its long association with LMFA, the Adviser and their personnel, and the Board members' familiarity with their culture, and the manner in which they have sought to strengthen and enhance themselves.

         LMFA receives for its services a management fee, calculated daily and payable monthly, based upon the average daily net assets of the fund as follows:
0.50% on the first $500 million; 0.475% on the next $500 million; 0.45% on the next $500 million; 0.425% on the next $500 million and 0.40% thereafter.

         For the fiscal years ended August 31, the fund incurred management fees of:

---------------------- -------------------- ---------------------
          2005              2004                 2003
---------------------- -------------------- ---------------------
     $9,562,004            $10,132,528          $10,697,827
---------------------- -------------------- ---------------------

         Under the Management Agreement, LMFA will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations or duties under the Agreement.

         The Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Board of Trustees, by vote of a majority of the outstanding voting securities or by LMFA, on not less than 60 days' prior notice to the other party, and may be terminated immediately upon the mutual written consent of LMFA and the fund.

         The fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing prospectuses, statements of additional information, proxy statements and reports and of printing them for and distributing them to existing shareholders, custodian charges, transfer agency fees, compensation of the independent trustees, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the fund for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations.

         The fund also is obligated to pay the expenses for maintenance of its financial books and records, including computation of the fund's net asset value per share, and dividends. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify the trustees and officers of the fund with respect to litigation.

         Under the Management Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMFA.

         Under the Advisory Agreement, the Adviser is responsible, subject to the supervision of LMFA and the general oversight of the Board of Trustees, for the actual management of the fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For the Adviser's services to the fund, LMFA (not the fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 30% of the fee received by LMFA from the fund.

         For its services to the fund, the Adviser received the following fees from LMFA for the fiscal years ended August 31:

---------------------- --------------------- --------------------
        2005                   2004                 2003
---------------------- --------------------- --------------------
---------------------- --------------------- --------------------
     $2,868,601             $3,039,758           $3,209,348
---------------------- --------------------- --------------------

         Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by LMFA or by the fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under the Advisory Agreement.

         The Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Board of Trustees, by vote of a majority of the fund's outstanding voting securities, by LMFA or by the Adviser, on not less than 60 days' prior notice to the fund and/or the other party(ies). The Advisory Agreement will be terminated immediately upon any termination of the Management Agreement or upon the mutual written consent of the Adviser, LMFA and the fund.

         The fund, LMFA, LMIS and the Adviser each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. With respect to transactions in Legg Mason funds, personnel covered by the code: must hold fund shares purchased for at least sixty days; and are prohibited from using their knowledge of the portfolio of a Legg Mason fund to engage in any trade or short-term trading strategy involving that fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Under the Advisory Agreement, the Adviser is responsible for the execution of portfolio transactions. Debt securities are generally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agents. In selecting brokers or dealers, the Adviser must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions for agency transactions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the fund, the Adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

         Consistent with the policy of most favorable price and execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis, and, for agency transactions, may pay to these broker-dealers a higher brokerage commission than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the fund. The Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

         The fund paid no brokerage commissions, nor did it allocate any transactions to dealers for research, analysis, advice or similar services during any of its last three fiscal years.

         Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, LMIS or its affiliated persons as principal, including so-called "riskless principal" trades. The Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which LMIS or any of its affiliated persons is a participant.

         Investment decisions for the fund are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

         The fund may not always hold portfolio securities to maturity, but may sell a security to buy another that has a higher yield because of short-term market movements. This may result in high portfolio turnover. The fund does not anticipate incurring significant brokerage expense in connection with such transactions, since ordinarily they will be made directly with the issuer or a dealer on a net price basis.

                             THE FUND'S DISTRIBUTOR


         LMIS acts as distributor of the fund's shares pursuant to a Distribution Agreement with the fund. Except as noted in the Prospectus, the fund's shares are distributed in a continuous offering. The Distribution Agreement obligates LMIS to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of Prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.

         The fund has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits the fund to pay LMIS fees for its services related to sales and distribution of shares and the provision of ongoing services to shareholders. Under the Plan, the aggregate fees may not exceed an annual rate of 0.15% of the fund's average daily net assets. Currently, the Board of Trustees has limited payments under the Plan to 0.10% of average daily net assets. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses.

         For the fiscal year ended August 31, 2005 the fund paid distribution and service fees of $2,078,001.

         Amounts payable by the fund under the Plan need not be directly related to the expenses actually incurred by LMIS on behalf of the fund. The Plan does not obligate the fund to reimburse LMIS for the actual expenses LMIS may incur in fulfilling its obligations under the Plan. Thus, even if LMIS' actual expenses exceed the fee payable to LMIS at any given time, the fund will not be obligated to pay more than that fee. If LMIS' expenses are less than the fee it receives, LMIS will retain the full amount of the fee.

         The Plan specifies that the fund may not pay more in cumulative distribution fees than the limitations set forth in the Rules of Fair Practice of the National Association of Securities Dealers, Inc. which currently specifies a maximum of 6.25% of total new gross assets, plus interest. Shareholder servicing fees paid under the Plan are not subject to that limit. LMIS may pay all or a portion of the fee to its financial advisors or to dealers with which LMIS has a dealer agreement with respect to the fund.

         The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement ("12b-1 Trustees"). In approving the establishment or continuation of the Plan, in accordance with the requirements of Rule 12b-1, the trustees determined that there was a reasonable likelihood that the Plan would benefit the fund and its shareholders. The trustees considered, among other things, the extent to which the potential benefits of the Plan to the fund's shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's shares would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

         In considering the costs of the Plan, the trustees gave particular attention to the fact that any payments made by the fund to LMIS under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the trustees recognized that LMFA and the Adviser would earn greater management fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The trustees further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

         Among the potential benefits of the Plan, the trustees noted that the payment of commissions and service fees to LMIS for payment to securities brokers and their registered representatives could motivate them to improve their sales efforts with respect to the fund's shares and to maintain and enhance the level of services they provide to the fund's shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses could serve to offset, at least in part, the additional expenses incurred by the fund in connection with its Plan. Furthermore, the investment management of the fund could be enhanced, as any net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and the possible reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Trustees, including a majority of the 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Trustees or by a vote of a majority of the outstanding voting shares. Any change in the Plan that would materially increase the distribution cost to the fund requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the 12b-1 Trustees.

         Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the fund, pursuant to the Plan or any related agreement, shall provide to the fund's Board of Trustees, and the trustees shall review, at least quarterly, a written report of the amounts so expended pursuant to the Plan and the purposes for which the expenditures were made.

         For the fiscal year ended August 31, 2005, Legg Mason Wood Walker, Incorporated, the fund's previous distributor, incurred the following distribution and shareholder servicing expenses with respect to the fund:


-------------------------------------------------------------------------- -----------------
Compensation to sales personnel                                                    $891,000
-------------------------------------------------------------------------- -----------------
-------------------------------------------------------------------------- -----------------
Advertising                                                                        $128,000
-------------------------------------------------------------------------- -----------------
-------------------------------------------------------------------------- -----------------
Printing and mailing of prospectuses to prospective shareholders                    $36,000
-------------------------------------------------------------------------- -----------------
-------------------------------------------------------------------------- -----------------
Administration, overhead and corporate technology                                $3,265,000
-------------------------------------------------------------------------- -----------------
-------------------------------------------------------------------------- -----------------
Total expenses                                                                   $4,320,000
-------------------------------------------------------------------------- -----------------


         The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason Wood Walker, Incorporated's or its affiliates' efforts to distribute the fund's shares.

                             MASSACHUSETTS TRUST LAW

         The fund is a Massachusetts business trust formed on July 24, 1978. Under certain circumstances, shareholders may be held personally liable under Massachusetts law for obligations of the fund. To protect its shareholders, the fund's Declaration of Trust, filed with the Commonwealth of Massachusetts, expressly disclaims the liability of its shareholders for acts or obligations of the fund. The Declaration of Trust requires notice of this disclaimer to be given in each agreement, obligation or instrument the fund or its trustees enter into or sign.

         The Declaration of Trust authorizes the fund to issue an unlimited number of shares. Each share of the fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. Fractional shares have fractional voting rights. There is no cumulative voting in the election of trustees. Fund shares are fully paid and non-assessable and have no preemptive or conversion rights.

         Special meetings of shareholders may be called by the trustees or Chief Executive Officer of the fund and shall be called by the trustees upon the written request of shareholders owning a majority of the outstanding shares entitled to vote. Shareholders shall be entitled to at least fifteen days prior notice of any meeting.

         In the unlikely event a shareholder, based on the mere fact of being a shareholder, is held personally liable for the fund's obligations, the fund is required to use its property to protect or compensate the shareholder. On request, the fund will defend any claim made, and pay any judgment, against such a shareholder for any act or obligation of the fund. Therefore, the fund believes that financial loss resulting from liability as a shareholder will occur only if the fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT


         State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent to the fund and administrator of various shareholder services. LM Fund Services, Inc. ("LMFS") serves as sub-transfer agent to the fund assisting BFDS with certain of its duties as transfer agent. LMFS, an affiliate of LMIS, receives from BFDS for its services a percentage of the per account fees the fund pays BFDS for transfer agency services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right, upon 60 days' prior written notice, to institute other charges on shareholders to cover the fund's administrative costs.


                            THE FUND'S LEGAL COUNSEL

     Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036-1221, serves as counsel to the fund.

            THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, serves as independent registered public accounting firm to the fund.

                              FINANCIAL STATEMENTS


         The Annual Report to Shareholders for the fiscal year ended August 31, 2005, contains the fund's financial statements, accompanying notes and the report of PricewaterhouseCoopers LLP, the fund's independent registered public accounting firm, all of which are hereby incorporated by reference herein.

                              RATINGS OF SECURITIES


Description of Moody's Investors Service, Inc. ("Moody's") Ratings:

Long-Term Debt Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues an obligation rated Aaa is judged to be of the highest quality, with minimal credit risk.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. An obligation rated Aa is judged to be of high quality and is subject to very low credit risk. Obligations rated Aaa and Aa comprise what are generally known as high-grade bonds.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. An obligation rated A is considered upper-medium grade and is subject to low credit risk.

Baa - Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. An obligation rated Baa is subject to moderate credit risk. Obligations rated Baa are considered medium grade and as such may possess certain speculative characteristics.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. An obligation rated Ba is judged to have speculative elements and is subject to substantial credit risk.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. An obligation rated B is considered speculative and is subject to high credit risk.

Caa - Bonds which are rated Caa are judged to be of poor standing and are subject to very high credit risk. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are judged to be highly speculative and are likely in, or very near, default, with some prospect for recovery of principal and interest. Such issues are often in default or have other marked shortcomings.

C - An obligation rated C is the lowest rated class of bonds and is typically in default, with little prospect for recovery of principal or interest.

Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Debt Ratings

Prime-1 - Issuers with a Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

Not Prime - Issuers (or supporting institutions) rated not prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's ("S&P") Ratings:

Long-Term Issue Credit Ratings

AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

R - An obligor rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations and not to others.

SD and D - An obligor rated SD (Selective Default) or D has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A D rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An SD rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.

Plus (+) or minus (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


pr - The letters pr indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


N.R. Not rated.


Commercial Paper

A-1 - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


Description of Fitch Ratings

Short-Term Debt Ratings

F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

B - Speculative. Uncertain capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.


D - Indicates actual or imminent payment default.

                          Legg Mason Cash Reserve Trust

Part C.           Other Information

Item 23. Exhibits

         (a)      (i)   Declaration of Trust (1)
                  (ii)  Amendment No. 1 to Declaration of Trust (1)
                  (iii) Amendment No. 2 to Declaration of Trust (1)
                  (iv)  Amendment No. 3 to Declaration of Trust  (5)

         (b)      Bylaws (as Amended and Restated August 8, 2002) (4)

         (c) Instruments defining the rights of security holders with respect to Legg Mason Cash Reserve Trust are contained in the Declaration of Trust and subsequent amendments which are incorporated herein by reference to Exhibit (b) to Part C of Post-Effective Amendment No. 35 to the Registration Statement, SEC File No. 2-62218, filed December 31, 1997 and in the Bylaws which were filed as Exhibit (b) to Part C of Post-Effective Amendment No. 40 to the Registration Statement, SEC File No. 2-62218, filed November 1, 2002.

         (d)      (i)   Management Agreement (1)
                  (ii)  Investment Advisory Contract (1)
                  (iii) Form of Fee Waiver Agreement - filed herewith

         (e)      Distribution Agreement - filed herewith

         (f)      Bonus, profit sharing or pension plans--none

         (g)      (i)   Custodian Contract (1)
                  (ii)  Amendment to Custodian Contract dated May 28, 1996 (1)
                  (iii) Amendment to Custodian Contract dated July 1, 2001 (3)

         (h)      (i)   Transfer Agency and Service Agreement (1)
                  (ii)  Amendment to Transfer Agency and Service Agreement (4)
                  (iii) Delegation Amendment to Transfer Agency and Service
                        Agreement (7)
                  (iv)  Sub-Accounting Agreement (8)

         (i)      Opinion of Counsel - filed herewith

         (j) Consent of Independent Registered Public Accounting Firm - filed herewith

         (k)      Financial statements omitted from Item 22--none

         (l)      Not Applicable

         (m)      (i)   Amended Distribution Plan pursuant to Rule 12b-1 (2)
                  (ii)  Form of Amendment to the Amended Distribution Plan -
                        filed herewith

         (n)      Plan pursuant to Rule 18f-3 - none

         (p) Code of Ethics for the fund, its investment adviser, and its principal underwriter
                  (i)   Legg Mason Funds - filed herewith
                  (ii)  Legg Mason Fund Adviser, Inc. - filed herewith
                  (iii) Legg Mason Investor Services, LLC - filed herewith
                  (iv) Western Asset Management Company and Western Asset Management Company Limited (6)

1. Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 35 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed December 31, 1997.

2. Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed November 20, 2000.

3. Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed December 13, 2001.

4. Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 40 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed November 1, 2002.

5. Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 41 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed December 23, 2002.

6. Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 28 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 29, 2005.

7. Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Western Asset Funds, Inc., SEC File No. 33-34929, filed June 2, 2003.

8. Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 44 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed October 31, 2005.


Item 24.      Persons Controlled By or Under Common Control with Registrant

              None

Item 25.      Indemnification

Reference is made to Article 11 of Registrant's Declaration of Trust, Article 10 of Registrant's Amended and Restated Bylaws, and Section 8 of the Underwriting Agreement. Article 10 of Registrant's Amended and Restated Bylaws also provides that certain expenses incurred in defending a proceeding involving trustees, officers, employees and agents will be paid by the Trust in advance of a final disposition thereof if certain conditions are met.

In Section 8 of the Underwriting Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended ("Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.




Item 26.      Business and Other Connections of Manager and Investment Adviser

I. Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner or trustee.

Deepak Chowdhury                Vice President and Director, LMFA
                                Senior Vice President, Legg Mason, Inc.
                                Director, LMTrust
                                Director, Barrett
                                Director, Bartlett
                                Director, Batterymarch
                                Director, Berkshire
                                Director, Focus
                                Director, LMAM
                                Director, LM Holdings
                                Director, PCM I
                                Director, PCM II

Mark R. Fetting                 President, Chairman and Director, LMFA
                                Senior Executive Vice President, Legg Mason,
                                        Inc.
                                Director, Focus
                                Director, LMCM
                                Director, LMFM
                                Director, LMFS
                                Managing Director, LMIS
                                Manager, Royce

Gregory T. Merz                 Vice President and Secretary, LMFA
                                Vice President and Deputy General Counsel, Legg
                                        Mason, Inc.

Edward A. Taber III             Director, LMFA
                                Executive Vice President, Legg Mason, Inc.
                                Director, Batterymarch
                                Manager, Brandywine
                                Director, LMREI
                                Vice President and Director, Nova Scotia Company
                                Director, LMAM
                                Director, LMRESA
                                Director, LM Holdings
                                Director, WAM
                                Director, WAMCL

II. Western Asset Management Company ("WAM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Peter L. Bain                   Director, WAM
                                Director, LMFM
                                Manager, Brandywine
                                Senior Executive Vice President, Legg Mason,
                                        Inc.
                                Director, Nova Scotia Company
                                Director, LMCM
                                Director, Barrett
                                Director, Bartlett
                                Director, Berkshire
                                Director, Focus
                                Director, Howard Weil
                                Director, LMRES
                                Director, LM Funding
                                Director, LM Limited
                                Director, LMRG
                                Director, LM Tower
                                Director, PCM I
                                Director, PCM II
                                Manager, Royce
                                Director, WAMCL

James W. Hirschmann III         President, CEO and Managing Director, WAM
                                Director, WAMCL

Edward A. Taber III             Director, WAM
                                Director, LMFA
                                Executive Vice President, Legg Mason, Inc.
                                Director, Batterymarch
                                Manager, Brandywine
                                Director, LMREI
                                Vice President and Director, Nova Scotia Company
                                Director, LMAM
                                Director, LMRESA
                                Director, LM Holdings
                                Director, WAMCL

Addresses for Items 26(a) and (b)

3040692 Nova Scotia Company ("Nova Scotia Company")
1959 Upper Water Street
P.O. Box 997
Halifax, Nova Scotia B35 2X2

Barrett Associates, Inc.  ("Barrett")
90 Park Avenue
New York, NY  10016

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700

Wilkes-Barre, PA  18701

Brandywine Asset Management, LLC ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Howard Weil Incorporated  ("Howard Weil")
Energy Centre
1100 Poydras Street
Suite 3500
New Orleans, LA 70163

Legg Mason Asset Management (Asia) Pte. Ltd ("LMAM")
Three Temasek Avenue, #10-02, Centennial Tower
Singapore 039010

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Focus Capital, Inc. ("Focus")
100 West Lancaster Avenue
Wayne, PA  19087

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Funding Corp. ("LM Funding")
9 East Loockerman Street
Suite 1B
Dover, DE 19901

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Investor Services, LLC ("LMIS")
100 Light Street
P.O. Box 1476 Baltimore, MD 21203-1476

Legg Mason Limited ("LM Limited")
90 Basinghall Street
London EC 2V 5AY

Legg Mason Real Estate Investors, Inc.  ("LMREI")
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Securities Advisors, Inc. ("LMRESA")
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Services, Inc. ("LMRES")
Mellon Bank Center
1735 Market Street
Philadelphia, PA 19103

Legg Mason Realty Group, Inc. ("LMRG")
100 Light Street
Baltimore, MD 21202

Legg Mason Tower, Inc. ("LM Tower")
100 Light Street
Baltimore, MD 21202

Legg Mason Trust Company, N.A.  ("LMTrust")
100 Light Street
Baltimore, MD  21202

LM Fund Services, Inc. ("LMFS")
100 Light Street
Baltimore, MD 21202

LM Holdings, Limited ("LM Holdings")
155 Bishopsgate
London EC2M 3TY England

PCM Holdings I, Inc. ("PCM I")
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC ("PCM II")
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Royce & Associates, Inc. ("Royce")
1414 Avenue of the Americas
New York, NY  10019

Western Asset Management Company  ("WAM")
385 East Colorado Boulevard
Pasadena, CA  91101

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3TY
England

Item 27.      Principal Underwriters


         (a) Legg Mason Income Trust, Inc.; Legg Mason Tax Exempt Trust, Inc.; Legg Mason Tax-Free Income Fund; Legg Mason Value Trust, Inc.; Legg Mason Special Investment Trust, Inc.; Legg Mason Growth Trust, Inc.; Legg Mason Global Trust, Inc.; Legg Mason Investors Trust, Inc.; Legg Mason Light Street Trust, Inc.; Legg Mason Investment Trust, Inc.; Legg Mason Charles Street Trust, Inc.; Western Asset Funds, Inc.; Smith Barney Trust II; CitiFunds Trust I; Salomon Funds Trust; Variable Annuity Portfolios; CitiFunds Premium Trust; CitiFunds Institutional Trust; CitiFunds Trust III; Smith Barney Allocation Series, Inc.; Smith Barney Multiple Discipline Trust; Smith Barney Investment Series; Consulting Group Capital Markets Funds; High Income Opportunity Fund, Inc.; Intermediate Muni Fund, Inc.; Smith Barney Small Cap Core Fund, Inc.; Smith Barney Investment Trust; Real Estate Income Fund, Inc.; Managed High Income Portfolio, Inc.; Managed Municipals Portfolio, Inc.; Municipal High Income Fund, Inc.; Citigroup Investments Corporate Loan Fund, Inc.; Zenix Income Fund, Inc.; Salomon Brothers Capital Fund, Inc.; Salomon Brothers Investors Value Fund, Inc.; Salomon Brothers Fund, Inc.; Salomon Brothers Institutional Series Fund, Inc., Salomon Brothers Series Funds, Inc.; Salomon Brothers Variable Series Funds, Inc.; Salomon Brothers Opportunity Fund, Inc.; Salomon Brothers 2008 Worldwide Government Term Trust; Salomon Brothers High Income Fund, Inc.; Salomon Brothers High Income Fund II, Inc.; Salomon Brothers Emerging Markets Income Fund, Inc.; Salomon Brothers Emerging Markets Income Fund II, Inc.; Salomon Brothers Emerging Markets Floating Rate Fund, Inc.; Salomon Brothers Global High Income Fund, Inc.; Salomon Brothers Emerging Markets Debt Fund, Inc.; Salomon Brothers Capital and Income Fund, Inc.; Salomon Brothers Global Partners Income Fund, Inc.; Salomon Brothers Municipal Partners Fund, Inc.; Salomon Brothers Municipal Partners Fund II, Inc.; Salomon Brothers Variable Rate Strategic Fund; Salomon Brothers Inflation Management Fund; Greenwich Street Series Fund; SB Adjustable Rate Income Fund; Smith Barney Aggressive Growth Fund, Inc.; Smith Barney Appreciation Fund, Inc.; Smith Barney Arizona Municipals Fund, Inc.; Smith Barney California Municipals Fund, Inc.; Smith Barney Equity Funds; Smith Barney Fundamental Value Fund, Inc.; Smith Barney Funds, Inc.; Smith Barney Income Funds; Smith Barney Institutional Cash Management Fund, Inc.; Smith Barney Investment Funds, Inc.; Smith Barney Managed Governments Fund, Inc.; Smith Barney Managed Municipals Fund, Inc.; Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Municipal Money Market Fund, Inc.; Smith Barney New Jersey Municipals Fund, Inc.; Smith Barney Oregon Municipals Fund; Smith Barney Principal Return Fund; Smith Barney Sector Series, Inc.; Smith Barney World Funds, Inc.; Travelers Series Fund, Inc.; and various series of unit investment trusts.


         (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Investor Services, LLC ("LMIS").

Business Address*                   with Underwriter - LMIS            with Registrant
----------------------------------------------------------------------------------------------

Mark R. Fetting                     Managing Director                   President and Trustee

Timothy C. Scheve                   Managing Director                   None

D. Stuart Bowers                    Vice President                      None

W. Talbot Daley                     Vice President                      None

Thomas J. Hirschmann                Vice President                      None

Joseph M. Furey                     General Counsel and                 None
                                    Chief Compliance Officer

Theresa M. Silberzahn               Chief Financial Officer             None

Ronald Holinsky                     Counsel                             None


Robert E. Patterson                 Counsel                             None

Elisabeth F. Craig                  AML Compliance Officer and          None
                                    Director of Continuing Education

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.


         (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records

       State Street Bank and Trust Company  and    Legg Mason Fund Adviser, Inc.
       P.O. Box 1713                               100 Light Street
       Boston, Massachusetts  02105                Baltimore, Maryland  21202

Item 29. Management Services

                  None

Item 30. Undertakings

                  None

                                 SIGNATURE PAGE


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Cash Reserve Trust, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 45 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 28th day of December, 2005.


                                                   LEGG MASON CASH RESERVE TRUST


                                                   By:  /s/ Mark R. Fetting
                                                        ----------------------
                                                            Mark R. Fetting
                                                            President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                      Title                                      Date

/s/ John F. Curley, Jr.*                       Chairman and Trustee                       December 28, 2005
---------------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting                            President (Principal Executive             December 28, 2005
---------------------------------
Mark R. Fetting                                Officer) and Trustee

/s/ Ruby P. Hearn*                             Trustee                                    December 28, 2005
---------------------------------
Ruby P. Hearn

/s/ Arnold L. Lehman*                          Trustee                                    December 28, 2005
---------------------------------
Arnold L. Lehman

/s/ Robin J.W. Masters*                        Trustee                                    December 28, 2005
---------------------------------
Robin J.W. Masters

/s/ Jill E. McGovern*                          Trustee                                    December 28, 2005
---------------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman*                         Trustee                                    December 28, 2005
---------------------------------
Arthur S. Mehlman

/s/ G. Peter O'Brien*                          Trustee                                    December 28, 2005
---------------------------------
G. Peter O'Brien

/s/ S. Ford Rowan*                             Trustee                                    December 28, 2005
---------------------------------
S. Ford Rowan

/s/ Robert M. Tarola*                          Trustee                                    December 28, 2005
---------------------------------
Robert M. Tarola

/s/ Marie K. Karpinski                         Vice President and Treasurer               December 28, 2005
---------------------------------
Marie K. Karpinski                             (Principal Financial and Accounting
                                               Officer)

* Signatures affixed by Richard M. Wachterman pursuant to a Power of Attorney dated November 11, 2004, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):


LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.          LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.      LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND        LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON GROWTH TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, RICHARD M. WACHTERMAN, GREGORY T. MERZ, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any
Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.


WITNESS my hand on the date set forth below.

SIGNATURE                                                                       DATE

/s/ John F. Curley, Jr.                                                         November 11, 2004
----------------------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting                                                             November 11, 2004
----------------------------------------
Mark R. Fetting

/s/ Ruby P. Hearn                                                               November 11, 2004
----------------------------------------
Ruby P. Hearn

/s/ Arnold L. Lehman                                                            November 11, 2004
----------------------------------------
Arnold L. Lehman

/s/ Robin J.W. Masters                                                          November 11, 2004
----------------------------------------
Robin J.W. Masters

/s/ Jill E. McGovern                                                            November 11, 2004
----------------------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman                                                           November 11, 2004
----------------------------------------
Arthur S. Mehlman

/s/ Jennifer W. Murphy                                                          November 11, 2004
----------------------------------------
Jennifer W. Murphy




/s/ G. Peter O'Brien                                                            November 11, 2004
----------------------------------------
G. Peter O'Brien

/s/ S. Ford Rowan                                                               November 11, 2004
----------------------------------------
S. Ford Rowan

/s/ Robert M. Tarola                                                            November 11, 2004
----------------------------------------
Robert M. Tarola

                          Legg Mason Cash Reserve Trust
                                  Exhibit Index



Exhibit (d)(iii)        Form of Fee Waiver Agreement

Exhibit (e)             Distribution Agreement

Exhibit (i)             Opinion of Counsel

Exhibit (j)             Consent of Independent Registered Public Accounting Firm

Exhibit (m)(ii)         Form of Amendment to the Amended Distribution Plan

Exhibit (p)(i)          Code of Ethics Legg Mason Funds
Exhibit (p)(ii)         Code of Ethics Legg Mason Fund Adviser, Inc.
Exhibit (p)(iii)        Code of Ethics Legg Mason Investor Services, LLC